CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
REVENUES
Transportation and services	$ 347,654		$ 345,642		$ 282,862
Manufacturing	16,021		65,575		30,307
REVENUES	363,675		411,217		313,169
OPERATING EXPENSES (1)
Voyage expenses	(108,615)	[1]	(115,660)	[1]	(107,894)	[1]
Running costs	(148,517)	[1]	(136,156)	[1]	(128,059)	[1]
Manufacturing costs	(10,470)	[1]	(45,662)	[1]	(18,474)	[1]
Depreciation and amortization	(53,417)	[1]	(42,535)	[1]	(43,852)	[1]
Administrative and commercial expenses	(47,081)	[1]	(41,730)	[1]	(32,385)	[1]
Loss on write-down of vessels	(10,511)	[1]	0	[1]	(16,000)	[1]
Other operating income, net	1,597	[1]	5,692	[1]	8,376	[1]
Operating expenses	(377,014)	[1]	(376,051)	[1]	(338,288)	[1]
Operating (loss) profit	(13,339)		35,166		(25,119)
OTHER INCOME (EXPENSES)
Financial expense	(35,097)		(33,551)		(35,793)
Financial loss on extinguishment of debt	0		(5,518)		(940)
Foreign currency exchange gains (losses), net	2,089		18,849		(2,051)
Investments in affiliates	(1,056)		(520)		(1,175)
Other, net	192		92		(655)
Total other income (expenses), net	(33,872)		(20,648)		(40,614)
(Loss) Income before income tax	(47,211)		14,518		(65,733)
Income tax (expense) benefit	(5,065)		(6,597)		2,969
Net (loss) income	(52,276)		7,921		(62,764)
Net income attributable to noncontrolling interest	0		553		893
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited	$ (52,276)		$ 7,368		$ (63,657)
(LOSS) INCOME PER SHARE ATTRIBUTABLE TO ULTRAPETROL (BAHAMAS) LIMITED - BASIC AND DILUTED (in dollars per share)	$ (0.37)		$ 0.05		$ (1.80)
Basic weighted average number of shares (in shares)	140,292,249		140,090,112		35,382,913
Diluted weighted average number of shares (in shares)	140,292,249		140,326,764		35,382,913

[1]	Operating expenses included $1,917, $2,509 and $2,753 in 2014, 2013 and 2012, respectively, from related parties.